Note 4 - Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
4.

Property and Equipment, net

Property and equipment, net consists of the following (in thousands):

	As of
	September 30, 2019	December 31, 2018

Computer equipment and software	$-	$211
Furniture, fixtures, and other	-	365
Laboratory equipment	-	514
	-	1,090
Accumulated depreciation	-	(827)
Property and equipment, net	$-	$263

Depreciation expense for the
three
and
nine
months ended
September 30, 2019
was
$0.1
million, and
$0.3
million, respectively. Depreciation expense for the
three
and
nine
months ended
September 30, 2018
was
$22,000,
and
$0.1
million, respectively.

During the
three
months ended
March 31, 2019,
the Company voluntarily discontinued substantially all research and development activities. As a result, as of
March 31, 2019
the Company performed an impairment assessment of the laboratory equipment used in development of vonapanitase by comparing the equipment’s carrying value to its estimated fair value, which was determined based on the recoverability of the assets remaining value as of
March 31, 2019.
As of
September 30, 2019,
the Company performed an additional impairment assessment due to the expiration of their lease agreement. The fair value of the remaining assets including office furniture, computer hardware and software licenses were determined be impaired as the Company determined there to be no
future use for the assets. The Company recorded an impairment charges of zero
and
$0.2
million during the
three
and
nine
months ended
September 30, 2019.
As of
September 30, 2019,
no
property and equipment balance remained as a result of the impairment.

4.	Property and Equipment, net

Property and equipment, net consists of the following (in thousands):

	As of December 31,
	2018	2017

Computer equipment and software	$211	$192
Furniture, fixtures, and other	365	302
Laboratory equipment	514	477
	1,090	971
Accumulated depreciation	(827)	(712)
Property and equipment, net	$263	$259

Depreciation expense for the years ended
December 31, 2018,
2017
and
2016
was
$0.1
million,
$0.1
million, and
$0.1
million, respectively.